Expense Example	Eaton Vance Atlanta Capital Focused Growth Fund Class A 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class A 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A 10 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class C 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C 10 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class I 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I 10 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class R6 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class R6 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class R6 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class R6 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class A 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class A 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class A 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class A 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class C 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class C 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class C 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class C 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class I 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class I 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class I 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class I 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class R6 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 10 Years
USD ($)	623	830	1,054	1,696	279	554	954	1,875	78	243	422	942	72	224	390	871	626	842	1,074	1,740	283	566	975	1,919	82	255	444	990	77	240	417	930	633	862	1,110	1,817	290	588	1,011	1,995	89	278	482	1,073	139	434	750	1,646	83	259	450	1,002